Retirement Plans (Funding Of Defined Benefit Pension Plans And Postretirement Benefit Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Defined Benefit Plans
Defined benefit pension plans and postretirement benefit plans funding	$ 22.2	$ 12.9	$ 0.4
Postretirement Benefit Plan
Defined benefit pension plans and postretirement benefit plans funding	$ 0.5	$ 0.3	$ 0.6